Operating leases and other commitment (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Beginning balance	$ 391,459	$ 425,620
Renewed office lease	0	0
Repayments of lease liability	(58,520)	(59,889)
Other	5,962	5,279
Ending balance	338,901	371,010
Lease liability due within one year	231,231	168,197
Lease liability long term	$ 107,670	$ 202,813